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MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.4%
	ASSET MANAGEMENT - 8.6%
25,982	Aker ASA	$ 1,603,429
1,498,262	Dundee Corporation(a)	1,385,812
20,397	EXOR N.V.(b)	1,808,886
12,274	Nuvama Wealth Management Ltd.(a) (b) (c)	360,558
		5,158,685
	BANKING - 12.9%
181,427	Bancolombia S.A.	1,291,153
88,348	Grupo Financiero Galicia S.A. - ADR	1,597,332
1,583,991	IDFC First Bank Ltd.(a)	1,789,062
467,377	Metro Bank Holdings plc(a)	614,557
153,629	Standard Chartered plc	1,384,862
41,715	UniCredit SpA	1,021,264
		7,698,230
	CHEMICALS - 2.4%
23,044	Nutrien Ltd.	1,459,146

	HOUSEHOLD PRODUCTS - 5.8%
590,200	Natura & Company Holding S.A.(a)	1,816,770
20,392	Spectrum Brands Holdings, Inc.	1,696,003
		3,512,773
	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
1,099,660	Edelweiss Financial Services Ltd.	724,460
42,484	Jefferies Financial Group, Inc.	1,516,254
		2,240,714
	INSURANCE - 9.3%
329,086	Conduit Holdings Ltd.	1,934,304
1,959,297	Turkiye Sigorta A/S	1,980,267
644,047	Westaim Corporation (The)(a)	1,658,453
		5,573,024
	INTERNET MEDIA & SERVICES - 5.4%
412,321	Despegar.com Corporation(a)	3,277,952

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	LEISURE FACILITIES & SERVICES - 2.3%
142,844	Arcos Dorados Holdings, Inc., Class A	$ 1,409,870

	METALS & MINING - 10.9%
33,991	Cameco Corporation	1,257,594
200,878	Major Drilling Group International, Inc.(a)	1,293,177
424,903	Osisko Mining, Inc.(a)	886,636
38,622	Teck Resources Ltd., Class B	1,595,862
33,986	Wheaton Precious Metals Corporation	1,481,110
		6,514,379

	OIL & GAS PRODUCERS - 3.1%
197,957	International Petroleum Corporation/Sweden(a)	1,855,897

	OIL & GAS SERVICES & EQUIPMENT - 9.4%
257,793	Enerflex Ltd.	1,590,903
827,629	John Wood Group plc	1,675,367
36,602	Tidewater, Inc.(a)	2,380,228
		5,646,498
	REAL ESTATE INVESTMENT TRUSTS – 5.5%
6,252,911	Hammerson plc	1,902,622
4,462,393	Cromwell Property Group	1,402,359
		3,304,981

	REAL ESTATE OWNERS & DEVELOPERS - 4.3%
1,124,301	Sino Land Company Ltd.	1,288,833
920,917	Straits Trading Company Ltd.	1,342,256
		2,631,089
	RETAIL - CONSUMER STAPLES - 6.0%
941,156	Almacenes Exito S.A. - BDR(a)	2,741,212
873,120	Cia Brasileira de Distribuicao(a)	872,961
		3,614,173
	SPECIALTY FINANCE - 2.4%
15,927	Bajaj Holdings & Investment Ltd.	1,433,279

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	TRANSPORTATION & LOGISTICS - 4.4%
9,577	Copa Holdings S.A., Class A	$ 973,981
178,763,989	Latam Airlines Group S.A.(a)	1,687,441
		2,661,422

	TOTAL COMMON STOCKS (Cost $48,952,761)	57,992,112

	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
2,589,213	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 5.19% (Cost $2,589,213)(d)	2,589,213

	TOTAL INVESTMENTS - 100.7% (Cost $51,541,974)	$ 60,581,325
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(422,085)
	NET ASSETS - 100.0%	$ 60,159,240

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
BDR	- Brazilian Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of the security as of August 31,2023 was $360,558, representing 0.6% of net assets.
(c)	Valued using unobservable inputs and fair valued by adviser.
(d)	Rate disclosed is the seven-day effective yield as of August 31, 2023.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
MOERUS WORLDWIDE VALUE FUND
AUGUST 31, 2023

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Banking	12.9%
Metals & Mining	10.9%
Oil & Gas Services & Equipment	9.4%
Insurance	9.3%
Asset Management	8.6%
Retail - Consumer Staples	6.0%
Household Products	5.8%
Real Estate Investment Trusts	5.5%
Internet Media & Services	5.4%
Transportation & Logistics	4.4%
Other	18.2%
Total	96.4%
Money Market Fund	4.3%
Liabilities in Excess of Other Assets	(0.7)%
Grand Total	100.0%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
MOERUS WORLDWIDE VALUE FUND
AUGUST 31, 2023

Diversification of Assets
Country	% of Net Assets
Canada	24.0%
United States	9.3%
United Kingdom	9.3%
Argentina	8.1%
India	7.2%
Colombia	6.7%
Italy	4.8%
Brazil	4.5%
Turkey	3.3%
Bermuda	3.2%
Chile	2.8%
Norway	2.7%
Uruguay	2.3%
Australia	2.3%
Singapore	2.2%
Hong Kong	2.1%
Panama	1.6%
Total	96.4%
Money Market Fund	4.3%
Liabilities in Excess of Other Assets	(0.7)%
Grand Total	100.0%